Note 1 - Nature of the Business and Basis of Preparation - Schedule of Subsidiaries (Details)	Jun. 30, 2020
BeyondSpring Pharmaceuticals Inc. [Member]
Equity method investment, ownership percentage
BeyondSpring U.S. [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring Ltd. [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring HK Limited [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring HK [Member]
Equity method investment, ownership percentage	100.00%
Wanchun Biotechnology Limited [Member]
Equity method investment, ownership percentage	100.00%
Wanchun Biotechnology (Shenzhen) Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”) [Member]
Equity method investment, ownership percentage	57.97%
BeyondSpring Pharmaceuticals Australia PTY Ltd. (“BeyondSpring Australia”) [Member]
Equity method investment, ownership percentage	100.00%
Beijing Wanchun Pharmaceutical Technology Ltd. [Member]
Equity method investment, ownership percentage	57.97%
SEED Therapuetics Inc. [Member]
Equity method investment, ownership percentage	100.00%
SEED Technology Limited [Member]
Equity method investment, ownership percentage	57.97%